Document and Entity Information	Mar. 11, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity File Number	001-33480
Entity Registrant Name	CLEAN ENERGY FUELS CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0968580
Entity Address, Address Line One	4675 MacArthur Court
Entity Address, Adress Line Two	Suite 800
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	437-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	CLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001368265
Amendment Flag	false